Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income	$ 1,431,992	$ 1,294,865	$ 1,101,253
Provision for loan losses	575,720	1,011,880	1,405,807
Non-interest income	560,277	1,288,193	896,501
Amortization of intangibles	9,654	9,173	9,482
Depreciation expense	46,446	58,861	64,451
Loss on early extinguishment of debt	8,693	38,787	(78,300)
Other operating expenses	1,085,504	1,218,726	1,158,563
Income tax (benefit) expense	114,927	108,230	(8,302)
Net (loss) income	151,325	137,401	(573,919)
Segment assets	37,348,432	38,814,998	34,736,325
Segment, Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net (loss) income			(553,947)
Banco Popular De Puerto Rico [Member]
Segment Reporting Information [Line Items]
Net interest income	1,240,700	1,095,932	866,589
Provision for loan losses	487,238	609,630	623,532
Non-interest income	488,459	448,301	666,779
Amortization of intangibles	6,933	5,449	5,031
Depreciation expense	37,180	38,364	37,680
Loss on early extinguishment of debt	693	1,171	1,959
Other operating expenses	845,821	815,947	708,207
Income tax (benefit) expense	119,819	27,120	(1,308)
Net (loss) income	231,475	46,552	158,267
Segment assets	28,423,064	29,429,358	23,611,755
Banco Popular De Puerto Rico [Member] | Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	501,946	443,242	299,668
Provision for loan losses	356,905	464,214	427,501
Non-interest income	173,764	133,674	159,242
Amortization of intangibles	103	558	162
Depreciation expense	16,928	16,760	16,187
Loss on early extinguishment of debt	693	1,171	1,959
Other operating expenses	257,830	272,755	211,933
Income tax (benefit) expense	38,332	(68,791)	(105,470)
Net (loss) income	4,919	(109,751)	(93,362)
Segment assets	13,643,862	15,625,030	9,679,767
Banco Popular De Puerto Rico [Member] | Consumer And Retail Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	727,050	643,076	554,677
Provision for loan losses	130,333	145,416	196,031
Non-interest income	209,100	211,242	407,527
Amortization of intangibles	6,175	4,313	4,177
Depreciation expense	19,297	20,464	20,237
Loss on early extinguishment of debt	0	0	0
Other operating expenses	523,423	477,859	434,337
Income tax (benefit) expense	67,678	79,206	87,281
Net (loss) income	189,244	127,060	220,141
Segment assets	20,035,526	21,483,403	17,285,538
Banco Popular De Puerto Rico [Member] | Other Services [Member]
Segment Reporting Information [Line Items]
Net interest income	11,600	9,392	11,716
Provision for loan losses	0	0	0
Non-interest income	105,632	103,552	100,698
Amortization of intangibles	655	578	692
Depreciation expense	955	1,140	1,256
Loss on early extinguishment of debt	0	0	0
Other operating expenses	64,759	65,619	62,211
Income tax (benefit) expense	13,707	16,575	16,831
Net (loss) income	37,156	29,032	31,424
Segment assets	1,225,247	462,771	467,645
Banco Popular De Puerto Rico [Member] | Elimination
Segment Reporting Information [Line Items]
Net interest income	104	222	528
Provision for loan losses	0	0	0
Non-interest income	(37)	(167)	(688)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	(191)	(286)	(274)
Income tax (benefit) expense	102	130	50
Net (loss) income	156	211	64
Segment assets	(6,481,571)	(8,141,846)	(3,821,195)
Banco Popular North America [Member]
Segment Reporting Information [Line Items]
Net interest income	295,602	309,985	315,469
Provision for loan losses	88,482	402,250	782,275
Non-interest income	74,896	54,570	30,231
Amortization of intangibles	2,721	3,181	3,641
Depreciation expense	7,665	9,109	10,811
Loss on early extinguishment of debt	0	21,866	0
Other operating expenses	237,967	264,110	299,726
Income tax (benefit) expense	3,745	4,318	(24,896)
Net (loss) income	29,918	(340,279)	(725,857)
Segment assets	8,581,209	8,973,984	10,846,748
Banco Popular North America [Member] | Elimination
Segment Reporting Information [Line Items]
Net interest income	0	(56)	1,176
Provision for loan losses	0	0	0
Non-interest income	0	0	(122)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Other operating expenses	0	0	3
Income tax (benefit) expense	0	0	0
Net (loss) income	0	(56)	1,051
Segment assets	(1,126,734)	(1,149,049)	(1,192,338)
Banco Popular North America [Member] | Popular Community Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	294,224	305,893	303,700
Provision for loan losses	61,753	400,077	641,668
Non-interest income	69,269	73,032	70,059
Amortization of intangibles	2,721	3,181	3,641
Depreciation expense	7,665	8,539	9,627
Loss on early extinguishment of debt		21,866	0
Other operating expenses	229,998	256,855	283,113
Income tax (benefit) expense	3,745	1,589	(7,665)
Net (loss) income	57,611	(313,182)	(556,625)
Segment assets	9,289,507	9,632,188	11,478,201
Banco Popular North America [Member] | E Loan Inc [Member]
Segment Reporting Information [Line Items]
Net interest income	1,378	4,148	10,593
Provision for loan losses	26,729	2,173	140,607
Non-interest income	5,627	(18,462)	(39,706)
Amortization of intangibles	0	0	0
Depreciation expense	0	570	1,184
Loss on early extinguishment of debt		0	0
Other operating expenses	7,969	7,255	16,610
Income tax (benefit) expense	0	2,729	(17,231)
Net (loss) income	(27,693)	(27,041)	(170,283)
Segment assets	418,436	490,845	560,885
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Provision for loan losses	0	0	0
Non-interest income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	(22)
Loss on early extinguishment of debt	0	0	0
Other operating expenses	0	0	(3)
Income tax (benefit) expense	0	0	11
Net (loss) income	0	0	14
Segment assets	(26,447)	(28,662)	(40,150)
Reportable Segment
Segment Reporting Information [Line Items]
Net interest income	1,536,302	1,405,917	1,182,058
Provision for loan losses	575,720	1,011,880	1,405,807
Non-interest income	563,355	502,871	697,010
Amortization of intangibles	9,654	8,630	8,672
Depreciation expense	44,845	47,473	48,469
Loss on early extinguishment of debt	693	23,037	1,959
Other operating expenses	1,083,788	1,080,057	1,007,930
Income tax (benefit) expense	123,564	31,438	(26,193)
Net (loss) income	261,393	(293,727)	(567,576)
Segment assets	36,977,826	38,374,680	34,418,353
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(105,267)	(111,747)	(81,817)
Provision for loan losses	0	0	0
Non-interest income	66,473	912,555	337,182
Amortization of intangibles	0	543	810
Depreciation expense	1,601	11,388	15,982
Loss on early extinguishment of debt	8,000	15,750	(78,337)
Other operating expenses	71,586	263,270	281,938
Income tax (benefit) expense	(9,145)	76,995	17,295
Net (loss) income	(110,836)	432,862	17,677
Segment assets	5,348,638	5,583,501	5,546,045
Elimination
Segment Reporting Information [Line Items]
Net interest income	957	695	1,012
Provision for loan losses	0	0	0
Non-interest income	(69,551)	(127,233)	(137,691)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	(1,922)
Other operating expenses	(69,870)	(124,601)	(131,305)
Income tax (benefit) expense	508	(203)	596
Net (loss) income	768	(1,734)	(4,048)
Segment assets	$ (4,978,032)	$ (5,143,183)	$ (5,228,073)